Segmental Analyses - Disclosure of Geographical Information of External Revenue (Additional Information) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Geographical Areas [Line Items]
Revenue from operations	[1]	£ 25,684	£ 25,776	£ 25,877
Non-current assets for operations		124,558	124,078
Goodwill		43,194	43,319
ITC Ltd.
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		5,312	4,892	5,556
Non-current assets for operations		3,889	3,399
Investments in associates and joint ventures		1,759	1,724
Reynolds | United States
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		11,707	11,481	£ 10,417
Non-current assets for operations		£ 106,495	£ 105,549

[1]	Revenue is net of duty, excise and other taxes of £38,595 million, £39,172 million and £39,826 million for the years ended 31 December 2021, 2020 and 2019, respectively.